CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL - USD ($) shares in Thousands, $ in Thousands	General Partner [Member]	General Partner [Member] Navios Containers [Member]	General Partner [Member] Navios Acquisition [Member]	Limited Partner [Member]	Limited Partner [Member] Navios Containers [Member]	Limited Partner [Member] Navios Acquisition [Member]	Noncontrolling Interest [Member]	Noncontrolling Interest [Member] Navios Containers [Member]	Noncontrolling Interest [Member] Navios Acquisition [Member]	Total	Navios Containers [Member]	Navios Acquisition [Member]
Beginning balance, value at Dec. 31, 2019	$ 4,299			$ 723,720			$ 0			$ 728,019
Beginning balance, units at Dec. 31, 2019	230,524			10,987,679
Cash distribution paid ($0.20, $0.20 and $0.45 per unit for the years 2020, 2021 and 2022—see Note 20)	$ (161)			$ (7,711)			0			(7,872)
Proceeds from public offering and issuance of units, net of offering costs (see Note 13)	$ 47			$ 2,231			0			2,278
Proceeds from public offering and issuance of units, net of offering costs (see Note 13), units	7,298			357,508
Stock-based compensation (see Notes 2, 13)	$ 0			$ 946			0			946
Net income/ (loss)	(1,368)			(67,173)						(68,541)
Ending balance, value at Dec. 31, 2020	$ 2,817			$ 652,013			0			654,830
Ending balance, units at Dec. 31, 2020	237,822			11,345,187
Cash distribution paid ($0.20, $0.20 and $0.45 per unit for the years 2020, 2021 and 2022—see Note 20)	$ (93)			$ (4,522)			0			(4,615)
Proceeds from public offering and issuance of units, net of offering costs (see Note 13)	$ 4,156			$ 198,495			0			202,651
Proceeds from public offering and issuance of units, net of offering costs (see Note 13), units	149,597			7,330,222
Units issued for the acquisition of Navios Containers, net of expenses (see Note 3), units		165,989	69,147		8,133,452	3,388,226
Stock-based compensation (see Notes 2, 13)	$ 0			$ 523			0			523
Deemed contribution (see Note 3)	3,000			147,000			0			150,000
Fair value of noncontrolling interest (see Note 3)							57,635			57,635
Net income/ (loss)	10,324			505,862			(4,913)			511,273
Units issued for the acquisition of Navios Acquisition (see Note 3)		$ 3,911	$ 1,893		$ 191,624	$ 52,722		$ 0	$ (52,722)		$ 195,535	$ 1,893
Ending balance, value at Dec. 31, 2021	$ 26,008			$ 1,743,717			0			1,769,725
Ending balance, units at Dec. 31, 2021	622,555			30,197,087
Cash distribution paid ($0.20, $0.20 and $0.45 per unit for the years 2020, 2021 and 2022—see Note 20)	$ (124)			$ (6,039)			0			(6,163)
Units cancelled/ forfeited (see Notes 2, 13)	$ 0			$ 0			0			0
Units cancelled/ forfeited (see Notes 2,13), units	(259)			(12,699)
Stock-based compensation (see Notes 2, 13)	$ 0			$ 154			0			154
Net income/ (loss)	11,585			567,662			0			579,247
Ending balance, value at Dec. 31, 2022	$ 37,469			$ 2,305,494			$ 0			$ 2,342,963
Ending balance, units at Dec. 31, 2022	622,296			30,184,388